Note 9 - Derivatives: Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement
Assumptions:	December 31, 2015	December 31, 2014

Dividend yield	0.00%	0.00%
Risk-free rate for term	1.31%	1.65%
Volatility	133%	117%
Maturity dates	3 years	4 years
Stock Price	$0.055	$0.141